Government Grant (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Government grant income	$ 10,757	$ 32,489
Proceeds from government grant	0	3,636
CEWS Program
Disclosure of detailed information about property, plant and equipment [line items]
Government grant income	10,700	32,500
Cash received from government grants	19,500	36,200
Current government grants	12,400	10,900
Heat and Power System
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from government grant	3,700	$ 3,600
Reduction in carrying value from government grants	$ 3,600